Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rate	0.057	0.114	0.16
Closing foreign exchange rate	0.66	0.7	0.66	0.7	0.79
Financial liabilities	$ (3,080,884)	$ (2,722,957)	$ (3,080,884)
Net trade receivables	321,103	172,441	321,103
Cash and cash equivalents	973,877	756,677	973,877			$ 316,424	$ 236,198
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	819,390	(642,338)	819,390
Credit risk | Trade receivables and trade receivables - related parties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net trade receivables	$ 26,649	$ 23,031	$ 26,649
Concentration risk, percentage	13.10%	12.50%